UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-09589

                         Scudder RREEF Securities Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder RREEF Real Estate Securities Fund
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares                  Value ($)
                                                                                    ---------------------------------------


Common Stocks 95.5%
Apartments 15.6%
Amli Residential Properties Trust (REIT)                                                 129,600                 3,549,744
Apartment Investment & Management Co. "A" (REIT)                                         897,100                33,372,120
Archstone-Smith Trust (REIT)                                                             271,620                 9,264,958
Avalonbay Communities, Inc. (REIT)                                                       633,377                42,366,587
BRE Properties, Inc. "A" (REIT)                                                          400,300                14,130,590
Camden Property Trust (REIT)                                                             362,321                17,039,957
Equity Residential (REIT)                                                              1,966,929                63,354,783
                                                                                                             -------------
                                                                                                               183,078,739

Diversified 4.6%
American Financial Realty Trust (REIT)                                                 1,356,800                19,849,984
Capital Automotive (REIT)                                                                264,700                 8,766,864
Colonial Properties Trust (REIT)                                                         157,500                 6,049,575
Digital Realty Trust, Inc. (REIT)                                                        405,400                 5,825,598
Equity Lifestyle Properties, Inc. (REIT)                                                 120,100                 4,233,525
Lexington Corporate Properties Trust (REIT)                                              440,100                 9,655,794
                                                                                                             -------------
                                                                                                                54,381,340

Health Care 4.9%
LTC Properties, Inc. (REIT)                                                              516,900                 8,968,215
National Health Investors, Inc. (REIT)                                                   316,306                 8,217,630
Nationwide Health Properties, Inc. (REIT)                                                307,595                 6,216,495
Senior Housing Properties Trust (REIT)                                                   641,500                10,700,220
Universal Health Realty Income Trust (REIT)                                              107,300                 3,031,225
Ventas, Inc. (REIT)                                                                      818,600                20,432,256
                                                                                                             -------------
                                                                                                                57,566,041

Hotels 10.4%
Hilton Hotels Corp.                                                                    1,660,900                37,121,115
Host Marriott Corp. (REIT)                                                             1,961,700                32,485,752
Innkeepers USA Trust (REIT)                                                               15,900                   205,269
La Quinta Corp.*                                                                       2,177,800                18,511,300
LaSalle Hotel Properties (REIT)                                                          323,500                 9,397,675
Starwood Hotels & Resorts Worldwide, Inc.                                                411,113                24,679,113
                                                                                                             -------------
                                                                                                               122,400,224

Industrial 10.4%
AMB Property Corp. (REIT)                                                                618,900                23,394,420
Catellus Development Corp. (REIT)                                                        708,144                18,872,038
First Potomac Realty Trust (REIT)                                                        120,400                 2,751,140
Liberty Property Trust (REIT)                                                            721,200                28,162,860
ProLogis (REIT)                                                                        1,335,200                49,535,920
                                                                                                             -------------
                                                                                                               122,716,378

Manufactured Homes 0.3%
American Land Lease, Inc. (REIT)                                                         145,600                 3,369,184
                                                                                                             -------------
Media 0.4%
Entertainment Properties Trust (REIT)                                                    124,000                 5,137,320
                                                                                                             -------------
Office 15.2%
Arden Realty Group, Inc. (REIT)                                                          609,100                20,618,035
BioMed Realty Trust, Inc. (REIT)                                                         387,300                 7,978,380
Brandywine Realty Trust (REIT)                                                           480,100                13,634,840
Brookfield Properties Corp. (REIT)                                                       595,555                22,928,868
CarrAmerica Realty Corp. (REIT)                                                          241,600                 7,622,480
CRT Properties, Inc. (REIT)                                                              284,100                 6,187,698
Equity Office Properties Trust (REIT)                                                  1,268,500                38,219,905
Glenborough Realty Trust, Inc. (REIT)                                                    258,492                 4,942,367
Highwoods Properties, Inc. (REIT)                                                        507,700                13,616,514
Mack-Cali Realty Corp. (REIT)                                                            582,386                24,664,047
Parkway Properties, Inc. (REIT)                                                           85,200                 3,978,840
Trizec Properties, Inc. (REIT)                                                           777,500                14,772,500
                                                                                                             -------------
                                                                                                               179,164,474

Regional Malls 15.0%
General Growth Properties, Inc. (REIT)                                                   162,700                 5,548,070
Pennsylvania Real Estate Investment Trust (REIT)                                         307,700                12,406,464
Simon Property Group, Inc. (REIT)                                                      1,771,217               107,300,326
Taubman Centers, Inc. (REIT)                                                             481,700                13,362,358
The Macerich Co. (REIT)                                                                  154,200                 8,215,776
The Mills Corp. (REIT)                                                                   570,300                30,168,870
                                                                                                             -------------
                                                                                                               177,001,864

Shopping Centers 14.8%
Commercial Net Lease Realty (REIT)                                                       158,700                 2,928,015
Developers Diversified Realty Corp. (REIT)                                                54,300                 2,158,425
Equity One, Inc. (REIT)                                                                  364,500                 7,505,055
Federal Realty Investment Trust (REIT)                                                   477,600                23,091,960
Heritage Property Investment Trust (REIT)                                                214,900                 6,378,232
Inland Real Estate Corp. (REIT)                                                        1,016,800                15,282,504
Pan Pacific Retail Properties, Inc. (REIT)                                               519,457                29,479,185
Regency Centers Corp. (REIT)                                                             620,686                29,563,274
Vornado Realty Trust (REIT)                                                              828,194                57,368,998
                                                                                                             -------------
                                                                                                               173,755,648

Other 3.9%
FrontLine Capital Group*                                                                  12,400                         1
Public Storage, Inc. (REIT)                                                              810,400                46,144,176
                                                                                                             -------------
                                                                                                                46,144,177


Total Common Stocks (Cost $947,323,009)                                                                      1,124,715,389
                                                                                                             -------------
Cash Equivalents 4.0%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $47,318,296)                                                                    47,318,296                47,318,296
                                                                                                             -------------

                                                                                            % of
                                                                                          Net Assets            Value ($)
                                                                                          ----------            ---------

Total Investment Portfolio  (Cost $994,641,305)                                             99.5             1,172,033,685
Other Assets and Liabilities, Net                                                            0.5                 5,851,559
                                                                                                             -------------
Net Assets                                                                                 100.0             1,177,885,244
                                                                                                             =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT:   Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder RREEF Real Estate Securities Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder RREEF Real Estate Securities Fund

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005